Schedule of Investments (unaudited)
August 31, 2025
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.(a)	4,337	$ 3,240,997
General Electric Co.	58,686	16,150,387
HEICO Corp., Class A	1,365	334,438
Howmet Aerospace, Inc.	8,558	1,489,948
		21,215,770
Automobiles — 2.8%
Tesla, Inc.(a)	127,439	42,548,059
Banks — 0.0%
NU Holdings Ltd., Class A(a)	40,103	593,524
Biotechnology — 2.5%
AbbVie, Inc.	100,479	21,140,782
Alnylam Pharmaceuticals, Inc.(a)	3,670	1,638,692
Gilead Sciences, Inc.	30,693	3,467,388
Natera, Inc.(a)	25,157	4,232,665
Regeneron Pharmaceuticals, Inc.	9,101	5,284,951
United Therapeutics Corp.(a)	3,270	996,565
Vertex Pharmaceuticals, Inc.(a)	4,765	1,863,210
		38,624,253
Broadline Retail — 5.3%
Amazon.com, Inc.(a)	339,384	77,718,936
Coupang, Inc., Class A(a)	82,324	2,352,820
MercadoLibre, Inc.(a)	315	778,967
		80,850,723
Building Products — 0.3%
Armstrong World Industries, Inc.	4,269	835,742
Trane Technologies PLC	10,462	4,348,007
		5,183,749
Capital Markets — 2.7%
Blackstone, Inc., Class A	48,245	8,269,193
Charles Schwab Corp. (The)	172,584	16,540,451
Moody’s Corp.	12,867	6,559,082
Morgan Stanley	44,239	6,657,085
Nasdaq, Inc.	26,814	2,540,358
		40,566,169
Chemicals — 0.1%
Cabot Corp.	1	82
Corteva, Inc.	14,045	1,041,998
		1,042,080
Commercial Services & Supplies — 1.0%
Cintas Corp.	42,554	8,937,616
Republic Services, Inc.	7,566	1,770,217
Waste Management, Inc.	18,930	4,285,563
		14,993,396
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	73,367	10,018,264
Motorola Solutions, Inc.	13,849	6,543,098
		16,561,362
Construction & Engineering — 0.5%
Comfort Systems U.S.A., Inc.	10,382	7,302,491
MasTec, Inc.(a)	3,525	640,457
		7,942,948
Consumer Finance — 0.3%
American Express Co.	11,504	3,811,045
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	28,913	$ 27,274,211
Walmart, Inc.	118,747	11,516,084
		38,790,295
Electrical Equipment — 0.6%
AMETEK, Inc.	9,270	1,713,096
GE Vernova, Inc.	12,535	7,683,579
		9,396,675
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	165,192	17,982,801
Flex Ltd.(a)	71,223	3,818,977
Keysight Technologies, Inc.(a)	11,506	1,880,426
TE Connectivity PLC	3,996	825,174
		24,507,378
Entertainment — 3.0%
Netflix, Inc.(a)	32,024	38,692,998
ROBLOX Corp., Class A(a)	15,280	1,903,735
Spotify Technology SA(a)	4,956	3,379,397
Take-Two Interactive Software, Inc.(a)	5,766	1,345,035
		45,321,165
Financial Services — 3.6%
Mastercard, Inc., Class A	40,294	23,986,615
Visa, Inc., Class A	89,490	31,480,792
		55,467,407
Ground Transportation — 0.5%
Uber Technologies, Inc.(a)	52,324	4,905,375
Union Pacific Corp.	12,963	2,898,138
		7,803,513
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	92,166	9,723,513
Insulet Corp.(a)	1,784	606,346
Intuitive Surgical, Inc.(a)	23,105	10,935,481
		21,265,340
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	70,329	10,463,549
Cencora, Inc.	4,817	1,404,685
		11,868,234
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	1,464	394,109
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	34,182	4,461,776
Booking Holdings, Inc.	3,228	18,073,733
Chipotle Mexican Grill, Inc.(a)	59,997	2,528,274
Darden Restaurants, Inc.	7,658	1,584,747
DoorDash, Inc., Class A(a)	15,721	3,855,575
McDonald’s Corp.	10,194	3,196,227
Viking Holdings Ltd.(a)	3,117	198,304
		33,898,636
Household Durables — 0.4%
Garmin Ltd.	24,158	5,841,888
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	19	4,171
Insurance — 0.0%
Progressive Corp. (The)	2,149	530,932
Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	200,465	42,681,003

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS	148,856	$ 31,785,222
Meta Platforms, Inc., Class A	102,362	75,614,809
		150,081,034
IT Services — 0.5%
GoDaddy, Inc., Class A(a)	21,364	3,168,495
International Business Machines Corp.	9,022	2,196,767
Snowflake, Inc., Class A(a)	7,465	1,781,597
		7,146,859
Leisure Products — 0.0%
Hasbro, Inc.	8,376	679,880
Machinery — 0.7%
Mueller Industries, Inc.	29,713	2,850,665
Parker-Hannifin Corp.	10,957	8,320,198
		11,170,863
Metals & Mining — 0.1%
Carpenter Technology Corp.	4,110	990,017
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	115,513	5,449,903
Eli Lilly & Co.	44,042	32,264,288
Johnson & Johnson	1,540	272,842
		37,987,033
Semiconductors & Semiconductor Equipment — 20.2%
Advanced Micro Devices, Inc.(a)	279,210	45,407,922
Analog Devices, Inc.	21,925	5,509,972
Astera Labs, Inc.(a)	2,764	503,601
Broadcom, Inc.	270,394	80,412,472
Credo Technology Group Holding Ltd.(a)	8,695	1,069,963
KLA Corp.	1,446	1,260,912
Lam Research Corp.	170,612	17,086,792
NVIDIA Corp.	837,619	145,896,477
QUALCOMM, Inc.	43,021	6,914,765
Texas Instruments, Inc.	15,439	3,126,089
		307,188,965
Software — 19.0%
Adobe, Inc.(a)	34,661	12,363,579
AppLovin Corp., Class A(a)	6,848	3,277,384
Atlassian Corp., Class A(a)	12,542	2,229,717
Autodesk, Inc.(a)	9,119	2,869,749
Cadence Design Systems, Inc.(a)	7,179	2,515,737
Crowdstrike Holdings, Inc., Class A(a)	1,141	483,442
Elastic NV(a)	32,889	2,797,538
Fair Isaac Corp.(a)	2,193	3,336,957
Figma, Inc., Class A(a)	8,016	563,364
Fortinet, Inc.(a)	34,859	2,745,843
FreedomPay, Inc.(a)(b)	43,051	809,359
HubSpot, Inc.(a)	9,470	4,575,620
Intuit, Inc.	24,434	16,297,478
Security	Shares	Value
Software (continued)
Microsoft Corp.	281,199	$ 142,480,721
Oracle Corp.	109,537	24,769,602
Palantir Technologies, Inc., Class A(a)	139,333	21,834,874
Palo Alto Networks, Inc.(a)	27,132	5,169,189
Salesforce, Inc.	71,478	18,316,238
ServiceNow, Inc.(a)	22,433	20,581,380
Workday, Inc., Class A(a)	5,062	1,168,411
		289,186,182
Specialty Retail — 2.0%
Carvana Co., Class A(a)	1,709	635,611
Home Depot, Inc. (The)	49,992	20,335,246
TJX Cos., Inc. (The)	68,729	9,389,069
		30,359,926
Technology Hardware, Storage & Peripherals — 9.0%
Apple Inc.	446,957	103,756,598
Dell Technologies, Inc., Class C	76,034	9,287,553
NetApp, Inc.	116,760	13,169,360
Pure Storage, Inc., Class A(a)	59,880	4,647,287
Sandisk Corp.(a)	3,333	174,883
Seagate Technology Holdings PLC	19,962	3,341,639
Western Digital Corp.	34,789	2,794,948
		137,172,268
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., Class A	4,021	1,193,956
Tapestry, Inc.	17,786	1,810,970
		3,004,926
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	4,592	1,157,138
Total Long-Term Investments — 98.9% (Cost: $862,124,383)		1,505,147,912
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(c)(d)	15,378,742	15,378,742
Total Short-Term Securities — 1.0% (Cost: $15,378,742)		15,378,742
Total Investments — 99.9% (Cost: $877,503,125)		1,520,526,654
Other Assets Less Liabilities — 0.1%		1,343,495
Net Assets — 100.0%		$ 1,521,870,149

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 80 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	2,189,955 (c)	—	—	—	15,378,742	15,378,742	149,184	—
				$ —	$ —	$ 15,378,742		$ 149,264	$ —

(a)	As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	37	09/19/25	$ 17,362	$ (45,859)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,504,338,553	$ —	$ 809,359	$ 1,505,147,912
Short-Term Securities
Money Market Funds	15,378,742	—	—	15,378,742
	$ 1,519,717,295	$ —	$ 809,359	$ 1,520,526,654
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (45,859)	$ —	$ —	$ (45,859)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares